Consolidated Interim Statements of Income and Loss (unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Exploration, evaluation and project expenses	$ 252,863	$ 21,986	$ 306,240	$ 62,400
General and administrative expenses	273,175	75,813	483,540	204,397
Total operating expenses	526,038	97,799	789,780	266,797
Net operating loss	(526,038)	(97,799)	(789,780)	(266,797)
Other income	33,487	0	33,487	0
Interest expense	(1,496)	(378)	(2,976)	(378)
Realized loss on investment	0	0	(6,936)	0
Unrealized gain (loss) on investment	337,035	(4,344)	417,186	(57,824)
Revaluation of warrant liability	20,406	(74,224)	317,852	(193,360)
Net loss	$ (136,606)	$ (176,745)	$ (31,167)	$ (518,359)
Weighted average common shares outstanding - basic	210,722,393	172,406,300	202,806,987	173,051,106
Weighted average common shares outstanding - diluted	210,722,393	172,406,300	202,806,987	173,051,106
Income per common share - basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Income per common share - diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00